Investments In and Advances To Affiliates - Effective Equity Ownership Interest and Carrying Values (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended	12 Months Ended
		Feb. 28, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates						$ 952	$ 1,080			$ 835
Other long-term liabilities						$ 3,168	$ 3,358
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain			$ 178	$ 36	$ 214
sPower [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage						50.00%	50.00%
Fluence [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage			43.20%	50.00%		33.50%	34.00%
Grupo Energia Gas Panama
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage						49.00%	49.00%
Uplight
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage						29.00%	29.40%	29.60%	32.30%
Energía Natural Dominicana Enadom
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage						43.00%	43.00%
Eolica Mesa La Paz [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage	[1]					50.00%	50.00%
Barry
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage	[2]					100.00%	100.00%
sPower [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates						$ 432	$ 492
Equity Method Investment, Ownership Acquired							25.00%
Equity Method Investment, Other than Temporary Impairment						175
Uplight
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates						81	$ 103
Eolica Mesa La Paz [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	[1]					32	48
Energía Natural Dominicana Enadom
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates						64	53
Barry
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	[2]					0	0
Grupo Energia Gas Panama
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates						82	41
Fluence [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates						$ 205	304
Colon [Domain]
Investments in and Advances to Affiliates [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain							6
sPower OpCo B [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method investment, ownership percentage sold						49.00%
sPower OpCo B [Member] | Subsequent Event [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Amount Sold		$ 196
Other Affiliates [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	[3]					$ 56	$ 39

[1]	The Company's ownership in Energía Natural Dominicana Enadom is held through Andres, an 85%-owned consolidated subsidiary. Andres owns 50% of Energía Natural Dominicana Enadom, resulting in an AES effective ownership of 43%.
[2]	Represents a VIE in which the Company holds a variable interest, but is not the primary beneficiary.
[3]	Includes Bosforo, Tucano and various other equity method investments.